Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of disaggregated revenue

	Six Months Ended June 30, 2023
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	39,808	—	39,808
Goods—Distribution	—	173,691	173,691
Services—Commercialization—Marketed Products	25,359	—	25,359
—Collaboration Research and Development	28,718	—	28,718
—Research and Development	246	—	246
Royalties	14,982	—	14,982
Licensing	250,070	—	250,070
	359,183	173,691	532,874

Third parties	358,937	169,439	528,376
Related parties (Note 15(i))	246	4,252	4,498
	359,183	173,691	532,874

	Six Months Ended June 30, 2022
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	27,592	—	27,592
Goods—Distribution	—	110,978	110,978
Services—Commercialization—Marketed Products	21,594	—	21,594
—Collaboration Research and Development	12,335	—	12,335
—Research and Development	263	—	263
Royalties	14,331	—	14,331
Licensing	14,954	—	14,954
	91,069	110,978	202,047

Third parties	90,806	109,340	200,146
Related parties (Note 15(i))	263	1,638	1,901
	91,069	110,978	202,047

Schedule of liability balances from contracts with customers

	June 30,	December 31,
	2023	2022

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	51,232	11,817
Current—Other Ventures segment (note (b))	1,032	1,530
	52,264	13,347
Non-current—Oncology/Immunology segment (note (a))	97,176	190
Total deferred revenue (note (c) and (d))	149,440	13,537

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to invoiced amounts for unamortized upfront and milestone payments, royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	52,264	13,347
Between 1 to 2 years	33,756	150
Between 2 to 3 years	36,355	40
Between 3 to 4 years	20,292	—
Later than 4 years	6,773	—
	149,440	13,537

(d)	As at January 1, 2023, deferred revenue was US$13.5 million, of which US$8.5 million was recognized during the six months ended June 30, 2023.

License and collaboration agreement with Takeda Pharmaceutical
Schedule of group recognized revenue under the agreement

Six Months Ended
June 30, 2023
(in US$’000)
Licensing—from upfront payment	250,070
Services—collaboration research and development—from deferred upfront payment	8,615
Services—collaboration research and development—cost reimbursements	10,372
269,057